Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Orion Engineered Carbons S.A.
Entity Central Index Key	0001609804
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Type	6-K
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	Jun. 30, 2018